Condensed Cash Flows Statement (Parent Only) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(2,738,714)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment			1,000,000
(Increase) decrease in other assets	1,741,670	4,125,736	(5,182,241)
Increase (decrease) in accrued expenses	(2,242,543)	(5,239,014)	2,902,698
Net cash (used in) provided by operating activities	(1,013,794)	(165,482)	(3,685,174)
Cash flows from investing activities:
Net cash (used in) provided by investing activities	104,684,230	176,268,273	254,590,472
Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)
Stock issuance			27,857,569
Dividends paid	(1,372,227)	(1,940,899)	(1,640,926)
Net cash provided by (used in) financing activities	(144,603,862)	(261,979,727)	(69,106,752)
Net decrease in cash	(40,933,426)	(85,876,936)	181,798,546
Cash and cash equivalents at beginning of period	149,761,646	235,638,582	53,840,036
Cash and cash equivalents at end of period	108,828,220	149,761,646	235,638,582
Supplemental disclosures of cash flow information
Income taxes paid	2,529,000	1,678,641	3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,764	402,242
Unrealized gain (loss) on securities available for sale, net	2,174,838	1,526,425	4,779,128
Parent Company
Cash flows from operating activities:
Net income	4,978,692	2,305,352	5,934,990
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Deferred tax benefit	(1,198,631)	(1,973,499)	(277,892)
Restricted stock award expense	108,845	216,668	191,906
Stock based compensation expense	93,876	105,091	61,186
Other than temporary impairment			1,000,000
Equity in undistributed net income of subsidiary	(5,629,848)	(2,819,304)	(6,866,471)
(Increase) decrease in other assets	107,958	(1,206,939)	189,639
Increase (decrease) in accrued expenses	294,062	1,156,864	7,448
Net cash (used in) provided by operating activities	(1,245,046)	(2,215,767)	240,806
Cash flows from investing activities:
Capital distribution (infusion) with Bank subsidiary	6,000,000		(27,000,000)
Net cash (used in) provided by investing activities	6,000,000		(27,000,000)
Cash flows from financing activities:
Purchase of treasury stock awards	(3,588,013)
Dividends on restricted stock awards	(80)	(610)	(1,418)
Stock issuance			27,857,569
Dividends paid	(1,368,870)	(1,939,167)	(1,619,635)
Net cash provided by (used in) financing activities	(4,956,963)	(1,939,177)	26,236,516
Net decrease in cash	(202,009)	(4,155,544)	(522,678)
Cash and cash equivalents at beginning of period	7,968,065	12,123,609	12,646,287
Cash and cash equivalents at end of period	7,766,056	7,968,065	12,123,609
Supplemental disclosures of cash flow information
Income taxes paid	5,000	1,678,641	3,724,092
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,794	402,242
Unrealized gain (loss) on securities available for sale, net	$ 2,174,838	$ 1,526,425	$ 4,779,128